Document and Entity Information	Aug. 07, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	New Fortress Energy Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38790
Entity Tax Identification Number	83-1482060
Entity Address, Address Line One	111 W. 19th Street
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	516
Local Phone Number	268-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001749723
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	NFE
Security Exchange Name	NASDAQ